Fair Value Measurements (Details Narrative) (10-K) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Gains recognized		$ (5)	$ (4)	$ (12)		$ (4)	$ (136)
VenturEast [Member]
Stock issued during period shares			3,000			3,000
Gains recognized	$ 0	$ 5	$ 4	$ 12	$ 136	$ 4